Variable Interest Entity - Schedule of Consolidated Balance Sheets (Details) - VIE - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
ASSETS
Cash and cash equivalents	$ 195	$ 66
Prepaid expenses and other current assets	198	178
Right-of-use asset	389	30
Mineral interests	17,125	17,125
Property, plant and equipment, net	228	264
Other assets	25	20
Consolidated assets	18,160	17,683
LIABILITIES
Accounts payable	24	42
Accrued liabilities	255	141
Lease liability	386	22
Consolidated liabilities	$ 665	$ 205